Leases	12 Months Ended
Sep. 30, 2024
Leases [abstract]
Leases

20. Leases

The Group has entered into lease contracts for its offices, delivery vans and staff motor vehicles. The Group's obligations under its leases are secured either by the lessor's title to the leased assets or by a collateral pledge over the lease assets.

The carrying amounts and movement in the right-of-use assets are set out below:

(in USD)	Leasehold property	Furniture, fixtures and office equipment	Vehicles	Total
Cost
At October 1, 2022	330,289	9,511	22,105	361,905
Additions	467,465	—	92,933	560,398
Adjustments for early termination	(403,080)	—	—	(403,080)
Effect of movements in exchange rates	25,316	171	(3,635)	21,852
At September 30, 2023	419,990	9,682	111,403	541,075
Additions	22,077	—	—	22,077
Effect of movements in exchange rates	41,068	1,216	11,327	53,611
At September 30, 2024	483,135	10,898	122,730	616,763
Accumulated depreciation and impairment losses
At October 1, 2022	27,365	264	11,052	38,681
Depreciation for the year	97,756	1,682	20,336	119,774
Impairment for the year	25,588	—	—	25,588
Effect of movements in exchange rates	(2,014)	(64)	53	(2,025)
At September 30, 2023	148,695	1,882	31,441	182,018
Depreciation for the year	49,049	1,647	26,004	76,700
Effect of movements in exchange rates	13,745	405	4,327	18,477
At September 30, 2024	211,489	3,934	61,772	277,195
Carrying amounts
At October 1, 2022	302,924	9,247	11,053	323,224
At September 30, 2023	271,295	7,800	79,962	359,057
At September 30, 2024	271,646	6,964	60,958	339,568

The carrying amount and movement in the lease liabilities are set out below:

(in USD)
At October 1, 2022	332,816
Additions	560,398
Interest	39,402
Payments	(109,974)
Adjustments for early termination	(414,389)
Effect of movements in exchange rates	(11,519)
At September 30, 2023	396,734
Additions	22,077
Interest	23,134
Payments	(87,912)
Effect of movements in exchange rates	9,685
At September 30, 2024	363,718

The following are the amounts recognized in the statement of profit or loss in respect of lease agreements:

	For the Year Ended September 30,
(in USD)	2024	2023
Depreciation expense on right-of-use assets	76,700	119,775
Interest on lease liabilities	23,134	39,402
	99,834	159,177